QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	€ (20,444)	€ 12,248	€ (6,323)
Group's gross debt that bears floating rates of interest (percent)	54.00%	48.00%
Borrowings, decrease in basis points	2500.00%	0.25%
Funding limit	€ 550,000	€ 550,000
Receivables from financing activities	1,613,396	1,661,632
Trade receivables	€ 360,339	349,176
Concentration of bank and deposit accounts, maximum percent	25.00%
Overdue
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 104,581	107,203
Trade receivables	42,319	47,151
Financial Assets Excluding Assets Measured At Fair Value
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	38,160	7,035	20,197
Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	18,742	16,547	11,165
Trade receivables | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	36,238	33,376	€ 25,418
U.S. Dollar
Disclosure of credit risk exposure [line items]
Trade receivables	170,138	152,537
Pound Sterling
Disclosure of credit risk exposure [line items]
Trade receivables	6,246	12,814
Japanese Yen
Disclosure of credit risk exposure [line items]
Trade receivables	€ 16,867	6,104
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on fair value of derivative financial instruments	€ 213,867	171,437
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	€ 73	€ 648
Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	52.00%	59.00%	60.00%
Revenue | Currency risk | Top of range
Disclosure of credit risk exposure [line items]
Average risk exposure hedged (percent)	90.00%
Revenue | Currency risk | U.S. Dollar
Disclosure of credit risk exposure [line items]
Risk exposure percent	59.00%	61.00%	57.00%